THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS
January 31, 2025 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK
CHINA — “A” SHARES
Banks — 3.6%
China Merchants Bank Co., Ltd. — A	874,347	$4,859,808
Beverages — 4.3%
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. — A	82,100	1,930,264
Wuliangye Yibin Co., Ltd. — A	224,496	3,901,893
		5,832,157
Building Products — 0.7%
Guangdong Dongpeng Holdings Co., Ltd. — A	1,080,800	901,663
Capital Markets — 1.5%
East Money Information Co., Ltd. — A	451,660	1,416,582
Hithink RoyalFlush Information Network Co., Ltd. — A	15,900	606,779
		2,023,361
Chemicals — 1.7%
Nanjing Cosmos Chemical Co., Ltd. — A	218,600	740,638
Wanhua Chemical Group Co., Ltd. — A	168,100	1,574,903
		2,315,541
Communications Equipment — 0.7%
Suzhou TFC Optical Communication Co., Ltd. — A	70,340	967,768
Electrical Equipment — 4.2%
Contemporary Amperex Technology Co., Ltd. — A	73,940	2,600,120
Hongfa Technology Co., Ltd. — A	392,600	1,846,169
Sichuan Injet Electric Co., Ltd. — A	63,800	441,644
Sungrow Power Supply Co., Ltd. — A	96,600	953,497
		5,841,430
Electronic Equipment, Instruments & Components — 2.8%
Foxconn Industrial Internet Co., Ltd. — A	466,300	1,387,993
Luxshare Precision Industry Co., Ltd. — A	53,400	293,416
SUPCON Technology Co., Ltd. — A	152,192	1,045,829
Suzhou Dongshan Precision Manufacturing Co., Ltd. — A	229,500	1,050,289
		3,777,527
Food Products — 2.4%
Anjoy Foods Group Co., Ltd. — A	137,900	1,416,139
Guangdong Haid Group Co., Ltd. — A	278,600	1,888,844
		3,304,983
Health Care Equipment & Supplies — 0.9%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. — A	36,600	1,164,017
Health Care Providers & Services — 0.9%
Aier Eye Hospital Group Co., Ltd. — A	756,600	1,273,354
Household Durables — 1.7%
Midea Group Co., Ltd. — A	229,729	2,316,460
Insurance — 1.0%
Ping An Insurance Group Co., of China Ltd. — A	185,900	1,292,594

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)
January 31, 2025 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
CHINA — “A” SHARES (continued)
Machinery — 2.6%
Neway Valve Suzhou Co., Ltd. — A	569,400		$2,131,170
Yutong Bus Co., Ltd. — A	370,600		1,441,789
			3,572,959
Media — 0.5%
Focus Media Information Technology Co., Ltd. — A	684,000		618,549
Semiconductors & Semiconductor Equipment — 2.7%
JCET Group Co., Ltd. — A	124,900		662,730
NAURA Technology Group Co., Ltd. — A	9,002		463,632
Will Semiconductor Co., Ltd. Shanghai — A	175,500		2,531,763
			3,658,125
Specialty Retail — 0.1%
China Tourism Group Duty Free Corp., Ltd. — A	15,900		131,857
TOTAL CHINA — “A” SHARES — (Cost $44,092,596)		32.3%	43,852,153

HONG KONG
Air Freight & Logistics — 1.4%
JD Logistics, Inc. 144A*	1,068,500		1,834,539
Biotechnology — 0.7%
Innovent Biologics, Inc. 144A*	235,500		1,000,957
Broadline Retail — 11.9%
Alibaba Group Holding, Ltd.	518,408		6,125,266
JD.com, Inc.	329,804		6,685,275
PDD Holdings, Inc. ADR*	31,411		3,515,205
			16,325,746
Capital Markets — 1.0%
Hong Kong Exchanges & Clearing, Ltd.	33,800		1,314,217
Entertainment — 2.4%
Kingsoft Corp., Ltd.	359,200		1,808,108
NetEase, Inc.	54,100		1,121,330
Tencent Music Entertainment Group ADR	32,049		383,947
			3,313,385
Ground Transportation — 2.7%
DiDi Global, Inc. ADR*	775,141		3,604,406
Hotels, Restaurants & Leisure — 6.6%
Galaxy Entertainment Group, Ltd.	527,000		2,254,768
Luckin Coffee, Inc. ADR*	32,681		916,702
Meituan 144A*	192,050		3,666,664
Trip.com Group, Ltd. ADR*	19,629		1,377,367
Yum China Holdings, Inc.	15,049		696,016
			8,911,517
Household Durables — 1.4%
Man Wah Holdings, Ltd.	3,216,000		1,951,762

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)
January 31, 2025 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Interactive Media & Services — 10.9%
Baidu, Inc.*	90,150		$1,018,005
Kuaishou Technology 144A*	211,900		1,148,414
Tencent Holdings, Ltd.	244,700		12,679,747
			14,846,166
Machinery — 0.6%
Sinotruk Hong Kong, Ltd.	258,500		751,425
Marine Transportation — 0.7%
Orient Overseas International, Ltd.	68,000		909,678
Metals & Mining — 0.5%
MMG, Ltd.*	2,022,400		665,659
Real Estate Management & Development — 4.7%
China Overseas Grand Oceans Group, Ltd.	1,198,000		268,619
China Overseas Property Holdings, Ltd.	2,005,000		1,239,442
CIFI Holdings Group Co., Ltd.*	26,106,968		877,071
KE Holdings, Inc. ADR	122,393		2,133,310
Longfor Group Holdings, Ltd. 144A	764,000		967,651
Times China Holdings, Ltd.(1)*	8,477,000		400,392
Yuexiu Property Co., Ltd.	780,000		486,564
			6,373,049
TOTAL HONG KONG — (Cost $65,249,244)		45.5%	61,802,506

HONG KONG — “H” SHARES
Banks — 7.3%
China Construction Bank Corp.	8,574,000		6,975,609
China Merchants Bank Co., Ltd.	556,500		3,052,415
			10,028,024
Beverages — 1.0%
Tsingtao Brewery Co., Ltd.	218,000		1,337,238
Capital Markets — 4.1%
China International Capital Corp., Ltd. 144A	1,301,600		2,156,842
China Merchants Securities Co., Ltd. 144A(1)	1,097,200		2,005,459
CITIC Securities Co., Ltd.	494,625		1,345,085
			5,507,386
Energy Equipment & Services — 0.5%
China Oilfield Services, Ltd.	754,000		677,630
Health Care Providers & Services — 0.5%
Sinopharm Group Co., Ltd.	242,400		640,007
Insurance — 5.3%
China Life Insurance Co., Ltd.	1,369,000		2,532,389
New China Life Insurance Co., Ltd.	437,700		1,370,101
Ping An Insurance Group Co., of China Ltd.	588,000		3,296,889
			7,199,379

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)
January 31, 2025 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG — “H” SHARES (continued)
Oil, Gas & Consumable Fuels — 3.2%
PetroChina Co., Ltd.	5,760,000		$4,409,696
TOTAL HONG KONG — “H” SHARES — (Cost $27,230,151)		21.9%	29,799,360
TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $92,479,395)		67.4%	91,601,866
TOTAL COMMON STOCK — (Cost $136,571,991)		99.7%	135,454,019

COLLATERAL FOR SECURITIES ON LOAN
Money Market Funds — 1.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.31%∞ (Cost $1,506,269)	1,506,269		1,506,269
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $1,506,269)		1.1%	1,506,269

	Principal
	Amount
SHORT TERM INVESTMENTS
Time Deposits — 0.9%
BNP Paribas - Paris, 3.09%, 2/3/2025	HKD	1,749,758		224,561
JPMorgan Chase & Co., New York, 3.68%, 2/3/2025	USD	972,347		972,347
TOTAL SHORT TERM INVESTMENTS — (Cost $1,196,908)			0.9%	1,196,908
TOTAL INVESTMENTS — (Cost $139,275,168)			101.7%	138,157,196
OTHER ASSETS AND LIABILITIES			(1.7)%	(2,288,249)
NET ASSETS			100.0%	$135,868,947

Footnotes to Schedule of Investments

*	Denotes non-income producing security.
∞	Rate shown is the 7-day yield as of January 31, 2025.
(1)	A security (or a portion of the security) is on loan. As of January 31, 2025, the market value of securities loaned was $1,433,441. The loaned securities were secured with cash collateral of $1,506,269. Collateral is calculated based on prior day’s prices.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these restricted securities amounted to $12,780,526, which represented 9.41% of net assets.

ADR — American Depositary Receipt

HKD — Hong Kong dollar

USD — U.S. dollar

See notes to schedule of investments.

THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2025 (unaudited)

NOTE A — SECURITY VALUATION

Security Valuation: Portfolio securities listed on recognized U.S. or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors (the “Board”) in accordance with the Fund’s Valuation Procedures. For securities listed on non-North American exchanges, the Fund fair values those securities daily using fair value factors provided by a third-party pricing service if certain thresholds determined by the Board are met. Direct Investments and derivatives investments, if any, are valued at fair value as determined by or at the direction of the Board based on financial and other information supplied by the Direct Investment Manager or a third-party pricing service.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description*	Level 1	Level 2	Level 3	Total
Common Stock	$14,280,040	$121,173,979	$–	$135,454,019
Collateral For Securities On Loan	1,506,269	–	–	1,506,269
Short Term Investments	1,196,908	–	–	1,196,908
TOTAL INVESTMENTS	$16,983,217	$121,173,979	$–	$138,157,196

*	Please refer to the Schedule of Investments for additional security details.